Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	3,955,334
Maximum Aggregate Offering Price	$ 93,187,003.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,266.93
Offering Note	1. Represents the estimated maximum number of shares of common stock of Investar Holding Corporation (the "Registrant") to be issued upon effectiveness of the merger (as defined in this Registration Statement on Form S-4) to holders of common stock of Wichita Falls Bancshares, Inc. ("WFB"). In the event the number of shares required to be issued to consummate the merger described herein is increased after the date this registration statement is declared effective, the Registrant will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act") by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares. 2. Under Rule 457(f)(2) and 457(f)(3) under the Securities Act and solely for purposes of calculating the registration fee, the proposed maximum offering price per unit is based on the estimated number of shares of common stock of WFB that may be exchanged for shares of Registrant common stock in the merger (620,912), multiplied by the book value per share of WFB common stock as of June 30, 2025 ($161.6767), less the cash consideration payable to WFB shareholders ($7.2 million).